CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and Due from Banks	$ 130,649,061	$ 220,456,335
Cash	52,728,463	32,597,069
Financial Institutions and Correspondents	77,920,598	187,859,266
Argentine Central Bank (BCRA)	75,542,241	183,353,781
Other, Local and Foreign Financial Institutions	2,378,357	4,505,485
Debt Securities at fair value through profit or loss	65,690,460	116,812,885
Derivative Financial Instruments	2,329,074	2,746,893
Repurchase Transactions	30,075,478	3,181,371
Other Financial Assets	10,915,334	13,918,651
Loans and Other Financing	358,558,869	434,899,689
Non-financial Public Sector	4,977	18,117
Argentine Central Bank (BCRA)	22,374	820
Other Financial Institutions	10,612,457	11,568,034
To the Non-financial Private Sector and Residents Abroad	347,919,061	423,312,718
Other Debt Securities	19,019,630	22,188,992
Financial Assets Pledged as Collateral	11,550,586	16,640,808
Current Income Tax Assets	40,503	146,015
Investments in Equity Instruments	4,554,453	247,753
Property, Plant and Equipment	32,963,986	29,785,930
Intangible Assets	8,692,712	7,056,518
Deferred Income Tax Assets	2,806,937	1,496,751
Assets for Insurance Contracts	1,181,512	1,511,406
Other Non-financial Assets	6,451,408	4,345,410
Non-current Assets Held for Sale	39,008	935,324
Total Assets	685,519,011	876,370,731
Liabilities
Deposits	393,735,406	553,946,288
Non-financial Public Sector	1,933,141	13,182,488
Financial Sector	450,934	1,094,882
Non-financial Private Sector and Residents Abroad	391,351,331	539,668,918
Liabilities at fair value through profit or loss	1,422,157	3,299,188
Derivative Financial Instruments	881,099	2,824,038
Repurchase Transactions		2,997,515
Other Financial Liabilities	71,362,718	97,275,984
Financing Received from the Argentine Central Bank and Other Financial Institutions	22,723,687	29,914,292
Debt Securities	29,240,851	46,124,574
Current Income Tax Liabilities	10,314,510	5,318,923
Subordinated Debt Securities	15,499,212	15,026,155
Provisions	2,746,966	2,229,528
Deferred Income Tax Liabilities	2,218,701	2,928,424
Liabilities for Insurance Contracts	1,468,635	1,697,110
Other Non-financial Liabilities	17,070,098	17,646,932
Total Liabilities	568,684,040	781,228,951
Shareholders' Equity
Capital Stock	1,426,765	1,426,765
Paid-in capital	10,951,132	10,951,132
Capital Adjustments	41,243,535	41,243,535
Profit Reserves	93,468,632	67,191,177
Retained Deficit	(57,261,059)	(22,991,245)
Other Comprehensive Income	404,831	2,160
Income / (Loss) for the Year	23,708,123	(5,331,559)
Shareholders' Equity Attributable to Parent Company's Owners	113,941,959	92,491,965
Shareholders' Equity Attributable to Non-controlling Interests	2,893,012	2,649,815
Total Shareholders' Equity	$ 116,834,971	$ 95,141,780